NEW MARKET TAX CREDIT ENTITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Impact of Consolidated VIE
The following table summarizes the impact of the VIE consolidated by Verso Holdings as of March 31, 2015, and December 31, 2014:

	March 31,	December 31,
(Dollars in millions)	2015	2014
Total assets	$23	$23
Long-term debt	23	23
Other non-current liabilities	8	8
Total liabilities	$31	$31
Amounts presented in the condensed consolidated balance sheets and the table above are adjusted for intercompany eliminations.

The following table summarizes the impact of the VIE consolidated by Verso Holdings as of December 31, 2014 and 2013:

	December 31,
(Dollars in thousands)	2014	2013
Current assets	$14	$15
Non-current assets	23,390	23,390
Total assets	$23,404	$23,405
Current liabilities	141	141
Long-term debt	23,305	23,305
Other non-current liabilities	7,923	7,923
Total liabilities	$31,369	$31,369
Amounts presented in the consolidated balance sheets and the table above are adjusted for intercompany eliminations.